Shareholders' Equity (Details Textual) (USD $)	1 Months Ended			11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended			11 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2012 Common Stock [Member]	Oct. 31, 2013 Common Stock [Member]	Oct. 31, 2012 CIS Acquisition Holding [Member]	Oct. 31, 2012 Majority Shareholder [Member]	Oct. 31, 2012 Founder [Member]	Oct. 31, 2012 Common Class A [Member]	Oct. 31, 2013 Common Class A [Member]	Apr. 30, 2013 Common Class A [Member]	Oct. 31, 2013 Common Class A [Member] Founder [Member]	Oct. 31, 2013 Common Class B [Member]	Oct. 31, 2012 Common Class B [Member]	Oct. 31, 2013 Common Class C [Member]	Oct. 31, 2012 Common Class C [Member]
Shareholders Equity [Line Items]
Preferred Stock, Shares Authorized			5,000,000	5,000,000	5,000,000
Common Stock, Shares Authorized			75,000,000	75,000,000	75,000,000						25,000,000	25,000,000			25,000,000	25,000,000	25,000,000	25,000,000
Common Stock, Shares, Outstanding			1,090,000	1,090,000	0					90,000	0	1,636,000	1,636,000		0	0	0	0
Temporary Equity, Shares Outstanding			0	0	3,500,000						0	3,500,000	3,500,000
Stock Issued During Period, Shares, New Issues						38		2,804,562			0	136,000
Stock Issued During Period, Shares, Issued for Services				100					70,338
Stock Issued During Period, Value, Issued for Services									$ 24,999.99
Stock Price Per Share				$ 0.01					$ 0.0087
Capital Contributed By Founders	272,500	75,000	1,437,500
Stock Redeemed or Called During Period, Shares							0 [1]					(3,500,000) [1]		90,000
Percentage of Stock Owned By Founders					20.00%
Conversion Of Stock Shares Exchanged During Period							(1,090,000)					1,090,000
Common Stock, Shares, Issued			1,090,000	1,090,000	0						0	1,636,000	1,636,000		0	0	0	0

[1]	A total of 3,500,000 shares of Class A Shares were subject to redemption or tender at October 31, 2013.